Retirement Benefits - Funded Status and Components of Post Retirement Benefit Costs (Details) - Northfield Bancorp, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in benefit obligation:
Benefits paid	$ (88,000)	$ (109,000)	$ (106,000)
Other Pension Plans, Defined Benefit
Change in benefit obligation:
Benefit obligation, beginning balance	968,000	1,051,000	815,000
Interest cost	53,000	51,000	53,000
Actuarial (gain) loss	20,000	(25,000)	289,000
Benefits paid	(88,000)	(109,000)	(106,000)
Benefit obligation, ending balance	953,000	968,000	1,051,000
Accrued liability (included in accrued expenses and other liabilities)	$ 953,000	$ 968,000	$ 1,051,000